Employee benefits - Post-employment benefits plan (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Disclosure of defined benefit plans [line items]
Defined benefit obligations	$ (851,271)	$ (897,948)
Fair value of plan assets	707,712	730,028
Surplus (deficit) in plan	(143,559)	(167,920)
Fair value of reimbursement rights	20,139	19,675
Net asset (liability) recognized in the balance sheet	(123,420)	(148,245)
Retirement benefits assets	55,156	22,446
Retirement benefits obligations	(198,715)	(190,366)
U.K.
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(555,956)	(620,308)
Fair value of plan assets	611,040	642,538
Surplus (deficit) in plan	55,084	22,230
Fair value of reimbursement rights	0	0
Net asset (liability) recognized in the balance sheet	55,084	22,230
Retirement benefits assets	55,084	22,230
Retirement benefits obligations	0	0
France
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(99,215)	(95,366)
Fair value of plan assets	0	0
Surplus (deficit) in plan	(99,215)	(95,366)
Fair value of reimbursement rights	0	0
Net asset (liability) recognized in the balance sheet	(99,215)	(95,366)
Retirement benefits assets	0	0
Retirement benefits obligations	(99,215)	(95,366)
GERMANY
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(77,086)	(74,715)
Fair value of plan assets	13,254	12,599
Surplus (deficit) in plan	(63,832)	(62,116)
Fair value of reimbursement rights	19,752	19,300
Net asset (liability) recognized in the balance sheet	(44,080)	(42,816)
Retirement benefits assets	0	0
Retirement benefits obligations	(63,832)	(62,116)
Other
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(119,014)	(107,559)
Fair value of plan assets	83,418	74,891
Surplus (deficit) in plan	(35,596)	(32,668)
Fair value of reimbursement rights	387	375
Net asset (liability) recognized in the balance sheet	(35,209)	(32,293)
Retirement benefits assets	72	216
Retirement benefits obligations	$ (35,668)	$ (32,884)